Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information
Summary of information by segments

	For the year ended December 31, 2011
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,369,810,789	613,625,868	2,983,436,657
Segment cost and operating expenses	(1,351,426,255)	(473,004,537)	(1,824,430,792)

Segment operating profit	1,018,384,534	140,621,331	1,159,005,865
Share-based compensation cost			(104,736,527)
Total other income			109,840,686

Income before tax			1,164,110,024

	For the year ended December 31, 2012
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,093,057,299	677,528,756	2,770,586,055
Segment cost and operating expenses	(1,472,777,225)	(660,726,950)	(2,133,504,175)

Segment operating profit	620,280,074	16,801,806	637,081,880
Share-based compensation cost			(71,144,592)
Total other income			127,640,578

Income before tax			693,577,866

	For the year ended December 31, 2013
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,292,571,038	760,091,955	3,052,662,993
Segment cost and operating expenses	(1,829,631,361)	(809,198,909)	(2,638,830,270)

Segment operating profit	462,939,677	(49,106,954)	413,832,723
Share-based compensation cost			(75,893,070)
Total other income			154,020,196

Income before tax			491,959,849

Schedule of revenues from external customers by geographic areas

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Domestic	2,123,070,915	1,925,177,127	2,150,762,144
North America	372,860,848	445,908,814	481,099,025
Other international regions	487,504,894	399,500,114	420,801,824

Total	2,983,436,657	2,770,586,055	3,052,662,993